Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Income and Expenses, Net	OTHER INCOME AND EXPENSES, NET
Other income and expenses, net consisted of the following:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Public funding	219	266	201
Start-up costs	(7)	(69)	(134)
Exchange gains (losses), net	24	6	5
Patent costs	(5)	(5)	(12)
Gain on sale of non-current assets	6	5	6
Cancellation and postponement fees	(6)	(18)	—
Other, net	(3)	(3)	(11)
Total	228	182	55

The Company receives public funding from governmental bodies in several jurisdictions. Public funding is further described in Note 7.
Start-up costs represent costs incurred in the ramp-up phase of the Company’s newly integrated manufacturing activities.
Exchange gains and losses, net represent the portion of exchange rate changes on transactions denominated in currencies other than a subsidiary’s functional currency and the changes in fair value of derivative instruments which are not designated as hedges, as described in Note 27.
Patent costs mainly include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, if any, which primarily include reimbursements of prior patent litigation costs.
Cancellation and postponement fees are costs incurred when purchases for committed equipment or planned services are cancelled or postponed.